S000057734 [Member] Performance Management - Morningstar Global Opportunistic Equity Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year as of December 31. The table shows how the Fund’s average annual returns for periods ended December 31, 2025 (1 year, 5 years and since inception) compare with those of a broad measure of market performance. Prior to May 2, 2022, the Fund employed a different investment strategy. Therefore, the performance shown for periods prior to May 2, 2022 may have differed had the Fund’s current investment strategy been in effect. You may obtain the Fund’s updated performance information by visiting the website at http://connect.rightprospectus.com/Morningstar or by calling 877‑626‑3224. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year as of December 31. The table shows how the Fund’s average annual returns for periods ended December 31, 2025 (1 year, 5 years and since inception) compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Return—Institutional Morningstar Global Opportunistic Equity Fund % Total Return
Bar Chart Closing [Text Block]

Year‑to‑Date Return as of	June 30, 2026	6.10%
Best Quarter	4Q 2020	15.90%
Worst Quarter	1Q 2020	-19.27%

Performance Table Heading	Average Annual Total Return (For the period ended December 31, 2025)
Performance Table Narrative
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. The figures in Return After Taxes on Distributions and Sale of Fund Shares in the chart above may be higher than other returns for the same period because the calculation assumes that an investor will recognize a potential tax benefit from realizing a capital loss upon the taxable sale (or redemption) of shares.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The figures in Return After Taxes on Distributions and Sale of Fund Shares in the chart above may be higher than other returns for the same period because the calculation assumes that an investor will recognize a potential tax benefit from realizing a capital loss upon the taxable sale (or redemption) of shares.
Performance Availability Website Address [Text]	http://connect.rightprospectus.com/Morningstar
Performance Availability Phone [Text]	877‑626‑3224
Institutional
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year‑to‑Date Return as of
Bar Chart, Year to Date Return	6.10%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.90%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020